T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 100.4%
COMMUNICATION SERVICES 2.6%
Entertainment 1.2%
Electronic Arts (1)	41,400	4,147
Live Nation Entertainment (1)	80,500	3,660
Take-Two Interactive Software (1)	39,653	4,703
Zynga, Class A (1)	643,700	4,409
		16,919
Interactive Media & Services 1.1%
IAC/InterActiveCorp (1)	39,400	7,062
Match Group (1)(2)	67,600	4,464
Snap, Class A (1)	163,800	1,948
Zillow Group, Class A (1)	30,300	1,029
		14,503
Media 0.3%
Altice USA, Class A (1)	100,558	2,241
Interpublic Group	46,300	750
Omnicom Group	30,500	1,674
		4,665
Total Communication Services		36,087
CONSUMER DISCRETIONARY 14.3%
Auto Components 0.5%
Aptiv	131,700	6,485
		6,485
Automobiles 0.2%
Ferrari	21,420	3,268
		3,268
Distributors 0.3%
Pool	22,700	4,467
		4,467
Diversified Consumer Services 1.4%
Bright Horizons Family Solutions (1)	36,000	3,672

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Grand Canyon Education (1)	60,600	4,623
Service Corp. International	153,612	6,008
ServiceMaster Global Holdings (1)	162,700	4,393
		18,696
Hotels, Restaurants & Leisure 3.7%
Aramark	52,200	1,042
Chipotle Mexican Grill (1)	2,700	1,767
Choice Hotels International (2)	37,300	2,285
Domino's Pizza	21,600	7,000
Dunkin' Brands Group	126,000	6,691
Hilton Worldwide Holdings	154,646	10,553
Marriott International, Class A	27,700	2,072
MGM Resorts International	199,100	2,349
Norwegian Cruise Line Holdings (1)	92,000	1,008
Papa John's International	24,900	1,329
Restaurant Brands International (2)	80,500	3,222
Royal Caribbean Cruises	46,300	1,490
Wynn Resorts	58,800	3,539
Yum China Holdings	98,400	4,195
Yum! Brands	34,000	2,330
		50,872
Household Durables 0.5%
Mohawk Industries (1)	12,878	982
NVR (1)	2,250	5,780
Toll Brothers	40,600	782
		7,544
Internet & Direct Marketing Retail 0.5%
Chewy, Class A (1)(2)	53,984	2,024
GrubHub (1)(2)	16,300	664
MercadoLibre (1)	5,300	2,589
Trip. com Group, ADR (1)	65,700	1,541
		6,818
Multiline Retail 2.1%
Dollar General	109,711	16,568
Dollar Tree (1)	122,000	8,963
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Ollie's Bargain Outlet Holdings (1)(2)	70,200	3,253
		28,784
Specialty Retail 4.3%
AutoZone (1)	6,226	5,267
Burlington Stores (1)	93,162	14,763
CarMax (1)(2)	71,600	3,854
Five Below (1)	32,600	2,294
O'Reilly Automotive (1)	39,200	11,801
Ross Stores	74,500	6,479
Tractor Supply	81,800	6,916
Ulta Beauty (1)	41,881	7,359
Williams-Sonoma (2)	23,400	995
		59,728
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1)	47,465	8,997
PVH	16,400	617
Tapestry	109,200	1,414
		11,028
Total Consumer Discretionary		197,690
CONSUMER STAPLES 3.3%
Beverages 0.4%
Brown-Forman, Class B	97,992	5,440
		5,440
Food & Staples Retailing 0.3%
Casey's General Stores	30,300	4,014
		4,014
Food Products 1.5%
Conagra Brands	63,368	1,859
Hershey	50,000	6,625
Hormel Foods	43,000	2,006
McCormick	45,800	6,467
Tyson Foods, Class A	72,700	4,207
		21,164

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Household Products 1.1%
Church & Dwight	118,100	7,580
Clorox	39,500	6,843
		14,423
Total Consumer Staples		45,041
ENERGY 0.8%

Oil, Gas & Consumable Fuels 0.8%
Cabot Oil & Gas	174,700	3,003
Concho Resources	47,212	2,023
Continental Resources (2)	69,000	527
Diamondback Energy	38,200	1,001
HollyFrontier	86,700	2,125
Parsley Energy, Class A	157,521	903
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$118 (1)(3)(4)	39	150
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4)	458	1,762
Total Energy		11,494
FINANCIALS 6.2%

Banks 1.2%
Fifth Third Bancorp	70,100	1,041
First Republic Bank	60,800	5,003
Pinnacle Financial Partners	24,000	901
Signature Bank	30,800	2,476
SVB Financial Group (1)	26,000	3,928
Webster Financial	124,945	2,861
		16,210
Capital Markets 3.4%
Cboe Global Markets	132,100	11,790
FactSet Research Systems (2)	7,950	2,072
Lazard, Class A	112,199	2,643
MarketAxess Holdings	19,800	6,585
Moody's	15,300	3,236
MSCI	38,700	11,183
Nasdaq	37,500	3,561
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Northern Trust	26,200	1,977
Tradeweb Markets, Class A	97,929	4,117
		47,164
Consumer Finance 0.2%
Discover Financial Services	80,600	2,875
		2,875
Insurance 1.4%
Assurant	57,500	5,985
Axis Capital Holdings	74,700	2,887
Fidelity National Financial	37,500	933
Willis Towers Watson	59,016	10,024
		19,829
Total Financials		86,078
HEALTH CARE 16.7%

Biotechnology 4.3%
ACADIA Pharmaceuticals (1)(2)	50,700	2,142
Agios Pharmaceuticals (1)(2)	64,500	2,288
Alexion Pharmaceuticals (1)	25,900	2,325
Alkermes (1)	72,600	1,047
Alnylam Pharmaceuticals (1)(2)	50,380	5,484
Amarin, ADR (1)(2)	165,400	662
Argenx, ADR (1)	11,317	1,491
Ascendis Pharma, ADR (1)	9,360	1,054
BioMarin Pharmaceutical (1)	82,111	6,938
Bluebird Bio (1)(2)	18,400	846
Blueprint Medicines (1)(2)	20,500	1,199
Exelixis (1)	184,892	3,184
FibroGen (1)(2)	37,600	1,307
Incyte (1)	113,000	8,275
Ionis Pharmaceuticals (1)	68,600	3,243
Neurocrine Biosciences (1)	64,822	5,610
Sage Therapeutics (1)(2)	24,053	691
Sarepta Therapeutics (1)	41,200	4,030
Seattle Genetics (1)	53,961	6,226

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Ultragenyx Pharmaceutical (1)	42,800	1,902
		59,944
Health Care Equipment & Supplies 5.6%
ABIOMED (1)	27,800	4,035
Align Technology (1)	37,500	6,523
Cooper	36,300	10,007
DexCom (1)	49,900	13,437
Exact Sciences (1)(2)	103,200	5,986
Hologic (1)	173,300	6,083
ICU Medical (1)	8,628	1,741
IDEXX Laboratories (1)	40,700	9,859
Novocure (1)(2)	20,600	1,387
Penumbra (1)(2)	22,491	3,629
STERIS	22,100	3,093
Teleflex	30,800	9,020
West Pharmaceutical Services	16,000	2,436
		77,236
Health Care Providers & Services 2.6%
Acadia Healthcare (1)(2)	68,013	1,248
Amedisys (1)	26,200	4,809
Centene (1)	245,208	14,568
DaVita (1)	42,098	3,202
Henry Schein (1)	26,000	1,314
Molina Healthcare (1)	59,224	8,274
Universal Health Services, Class B	26,800	2,655
		36,070
Health Care Technology 1.0%
Cerner	54,797	3,452
Veeva Systems, Class A (1)	62,833	9,825
		13,277
Life Sciences Tools & Services 2.0%
Agilent Technologies	114,900	8,229
Avantor (1)	408,652	5,104
Bruker	45,100	1,617
IQVIA Holdings (1)	29,800	3,214
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Mettler-Toledo International (1)	9,600	6,629
PPD (1)	71,560	1,275
PRA Health Sciences (1)	27,100	2,250
		28,318
Pharmaceuticals 1.2%
Catalent (1)	64,979	3,376
Elanco Animal Health (1)	203,462	4,555
GW Pharmaceuticals, ADR (1)(2)	11,800	1,033
Jazz Pharmaceuticals (1)	40,200	4,010
Perrigo	79,915	3,843
		16,817
Total Health Care		231,662
INDUSTRIALS & BUSINESS SERVICES 16.9%
Aerospace & Defense 2.4%
BWX Technologies (2)	67,300	3,278
Hexcel	73,300	2,726
Huntington Ingalls Industries	23,200	4,227
L3Harris Technologies	74,340	13,390
Textron	78,700	2,099
TransDigm Group	23,000	7,365
		33,085
Air Freight & Logistics 0.3%
CH Robinson Worldwide	21,900	1,450
Expeditors International of Washington	31,600	2,108
		3,558
Airlines 0.6%
Alaska Air Group	116,100	3,305
Copa Holdings, Class A	28,900	1,309
United Airlines Holdings (1)	106,100	3,348
		7,962
Building Products 1.1%
A. O. Smith	74,500	2,817
Allegion	46,900	4,316
Fortune Brands Home & Security	69,151	2,991
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Trane Technologies	58,100	4,798
		14,922
Commercial Services & Supplies 2.4%
ADT (2)	181,900	786
Cintas	55,700	9,648
Copart (1)	92,900	6,366
IAA (1)	157,300	4,713
KAR Auction Services	75,500	906
Ritchie Bros Auctioneers	47,200	1,613
Rollins	96,862	3,501
Waste Connections	79,475	6,159
		33,692
Construction & Engineering 0.1%
Valmont Industries	15,100	1,600
		1,600
Electrical Equipment 1.6%
AMETEK	44,837	3,229
Generac Holdings (1)	45,191	4,210
Hubbell	45,100	5,175
Rockwell Automation	50,012	7,547
Sensata Technologies Holding (1)	61,800	1,788
		21,949
Machinery 2.5%
Flowserve	40,500	967
Fortive	72,088	3,978
Graco	83,800	4,084
IDEX	23,775	3,284
Middleby (1)	37,000	2,105
Nordson	29,500	3,985
PACCAR	39,000	2,384
Snap-on	10,600	1,153
Toro	50,447	3,284
Wabtec	71,206	3,427
Woodward	39,200	2,330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Xylem	52,100	3,393
		34,374
Professional Services 3.9%
CoreLogic	65,300	1,994
CoStar Group (1)	22,880	13,435
Equifax	57,900	6,916
IHS Markit	120,443	7,227
ManpowerGroup	13,500	715
Nielsen Holdings	106,600	1,337
Robert Half International	61,100	2,307
TransUnion	170,600	11,290
Verisk Analytics	64,500	8,990
		54,211
Road & Rail 1.4%
JB Hunt Transport Services	60,200	5,552
Kansas City Southern	50,800	6,461
Landstar System	15,200	1,457
Old Dominion Freight Line	33,417	4,386
Schneider National, Class B	97,795	1,892
		19,748
Trading Companies & Distributors 0.6%
Fastenal	45,800	1,431
HD Supply Holdings (1)	172,576	4,907
Watsco	14,600	2,307
		8,645
Total Industrials & Business Services		233,746
INFORMATION TECHNOLOGY 33.8%
Communications Equipment 0.7%
Motorola Solutions	75,200	9,996
		9,996
Electronic Equipment, Instruments & Components 3.8%
Amphenol, Class A	173,331	12,632
CDW	124,378	11,601
Cognex	88,900	3,753
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Coherent (1)(2)	19,060	2,028
Corning	206,600	4,244
FLIR Systems	29,200	931
IPG Photonics (1)	16,100	1,776
Keysight Technologies (1)	96,000	8,033
Littelfuse	23,000	3,069
Zebra Technologies, Class A (1)	24,800	4,553
		52,620
IT Services 10.3%
Black Knight (1)	148,883	8,644
Booz Allen Hamilton Holding	139,070	9,546
EPAM Systems (1)	14,900	2,766
Euronet Worldwide (1)	68,100	5,837
Fidelity National Information Services	68,255	8,303
Fiserv (1)	181,777	17,267
FleetCor Technologies (1)	58,700	10,950
Gartner (1)	72,500	7,219
Genpact	68,600	2,003
Global Payments	156,473	22,568
GoDaddy, Class A (1)	103,800	5,928
Leidos Holdings	72,800	6,672
Okta (1)	50,400	6,162
Paychex	50,000	3,146
Sabre	199,600	1,184
Shopify, Class A (1)	10,700	4,461
StoneCo, Class A (1)(2)	41,799	910
Twilio, Class A (1)(2)	70,433	6,303
VeriSign (1)	41,234	7,426
WEX (1)	47,100	4,924
		142,219
Semiconductors & Semiconductor Equipment 6.8%
Entegris	167,300	7,490
KLA	103,500	14,877
Lam Research	57,000	13,680
Marvell Technology Group	374,580	8,477
Maxim Integrated Products	235,400	11,443
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)

Microchip Technology	187,600	12,719
Monolithic Power Systems	31,900	5,342
Skyworks Solutions	120,000	10,725
Xilinx	126,800	9,883
		94,636
Software 12.0%
Anaplan (1)	66,531	2,013
ANSYS (1)	17,000	3,952
Atlassian, Class A (1)	90,083	12,365
Autodesk (1)	25,100	3,918
Avalara (1)	19,800	1,477
Cadence Design Systems (1)	148,400	9,800
CDK Global	78,900	2,592
Ceridian HCM Holding (1)	102,829	5,149
Coupa Software (1)	44,100	6,162
Crowdstrike Holdings, Class A (1)(2)	29,913	1,666
Datadog, Class A (1)	50,343	1,811
DocuSign (1)	98,897	9,138
Dynatrace (1)	97,473	2,324
Fortinet (1)	81,300	8,225
Guidewire Software (1)(2)	62,000	4,917
New Relic (1)	36,500	1,688
NortonLifeLock	121,800	2,279
Palo Alto Networks (1)	55,700	9,133
Paycom Software (1)	30,100	6,080
Pluralsight, Class A (1)(2)	81,566	896
Proofpoint (1)	58,000	5,950
RealPage (1)(2)	137,410	7,273
ServiceNow (1)	21,000	6,018
Slack Technologies, Class A (1)	82,488	2,214
Splunk (1)	109,600	13,835
SS&C Technologies Holdings	166,400	7,292
Synopsys (1)	69,300	8,925
Tyler Technologies (1)	19,794	5,870
Workday, Class A (1)	45,773	5,961
Zendesk (1)	85,800	5,492
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Zoom Video Communications, Class A (1)	13,154	1,922
		166,337
Technology Hardware, Storage & Peripherals 0.2%
Pure Storage, Class A (1)(2)	267,797	3,294
		3,294
Total Information Technology		469,102
MATERIALS 3.9%
Chemicals 1.1%
Axalta Coating Systems (1)	73,400	1,268
Celanese	34,600	2,539
CF Industries Holdings	70,700	1,923
PPG Industries	37,900	3,168
RPM International	92,773	5,520
Valvoline	61,419	804
		15,222
Construction Materials 0.8%
Eagle Materials	32,600	1,905
Vulcan Materials	89,500	9,672
		11,577
Containers & Packaging 1.8%
Avery Dennison	58,800	5,990
Ball	146,100	9,447
International Paper	54,800	1,706
Reynolds Consumer Products	129,583	3,780
Sealed Air	147,646	3,648
		24,571
Metals & Mining 0.2%
Kirkland Lake Gold	66,500	1,969
		1,969
Total Materials		53,339
REAL ESTATE 1.4%
Equity Real Estate Investment Trusts 1.3%
American Campus Communities, REIT	46,470	1,289
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)
	CubeSmart, REIT	83,900	2,248
	MGM Growth Properties, Class A, REIT	116,600	2,760
	SBA Communications, REIT	38,000	10,259
	SL Green Realty, REIT	26,600	1,146
			17,702
	Real Estate Management & Development 0.1%
	Jones Lang LaSalle	19,800	2,000
	WeWork, Class A, Acquisition Date: 5/26/15, Cost $53 (1) (3)(4)	3,707	13
			2,013
	Total Real Estate		19,715
	UTILITIES 0.5%
	Gas Utilities 0.2%
	Atmos Energy	26,255	2,605
			2,605
Multi	-Utilities 0.1%
	NiSource	62,000	1,548
			1,548
	Water Utilities 0.2%
	American Water Works	23,869	2,854
			2,854
	Total Utilities		7,007
	Total Common Stocks (Cost $1,254,635)		1,390,961

	CONVERTIBLE PREFERRED STOCKS 0.3%
	CONSUMER DISCRETIONARY 0.1%
	Internet & Direct Marketing Retail 0.1%
	Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (1) (3)(4)	12,672	964
	Airbnb, Series E, Acquisition Date: 7/14/15, Cost $185 (1) (3)(4)	1,981	151
	Total Consumer Discretionary		1,115
	INFORMATION TECHNOLOGY 0.2%
	Software 0.2%
	Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,553
(1)	(3)(4)	36,149	1,149
	The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

		Shares	$ Value
	(Cost and value in $000s)
	Tanium, Series G, Acquisition Date: 8/26/15, Cost $985
(1)	(3)(4)	198,465	1,249
	Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,085
(1)	(3)(4)	27,584	803
	Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $182
(1)	(3)(4)	4,632	135
	Total Information Technology		3,336
	REAL ESTATE 0.0%

	Real Estate Management & Development 0.0%
	WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $316
(1)	(3)(4)	18,959	68
	WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $248
(1)	(3)(4)	14,896	54
	WeWork, Series E, Acquisition Date: 6/23/15, Cost $428
(1)	(3)(4)	13,014	47
	Total Real Estate		169
	Total Convertible Preferred Stocks (Cost $5,498)		4,620

SHORT	-TERM INVESTMENTS 0.0%

	Money Market Funds 0.0%
	T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	251,163	251
	Total Short-Term Investments (Cost $251)		251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.6%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 3.6%
Short-Term Funds 3.6%
T. Rowe Price Short-Term Fund, 1.28% (5)(6)	5,050,531	50,505
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		50,505
Total Securities Lending Collateral (Cost $50,505)		50,505

Total Investments in Securities 104.3%
(Cost $1,310,889)		$1,446,337
Other Assets Less Liabilities (4.3)%		(60,282)
Net Assets 100.0%		$1,386,055

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at March 31, 2020.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $6,545 and represents 0.5% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Affiliated Companies
(6)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$8
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$8+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$2,176		¤	¤	$251
T. Rowe Price Short-Term
Fund	50,707		¤	¤	50,505
					$50,756^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $8 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,756.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,389,036	$—	$1,925	$1,390,961
Convertible Preferred Stocks	—	—	4,620	4,620
Short-Term Investments	251	—	—	251
Securities Lending Collateral	50,505	—	—	50,505
Total	$1,439,792	$—	$6,545	$1,446,337

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(3,003,000) for the period ended March 31, 2020.

($000 s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities
Common Stocks	$2,637	$(712)	$1,925
Convertible Preferred Stocks	6,911	(2,291)	4,620
Total	$9,548	$(3,003)	$6,545